Convertible Note (Details Narrative) (10K)					3 Months Ended		12 Months Ended
	May 04, 2016	Feb. 17, 2016 $ / shares shares	Sep. 02, 2015 CAD	May 06, 2015	Jun. 30, 2016 CAD	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD	Mar. 31, 2015 CAD	Feb. 17, 2016 CAD / shares	Sep. 02, 2015 USD ($)	Sep. 02, 2015 CAD
Convertible note principal amount											CAD 32,400
Convertible note maturity date	Aug. 28, 2016		Sep. 01, 2016	May 05, 2016
Convertible note interest percent	30.00%			12.00%	20.00%		20.00%			12.00%	12.00%
Debt instrument convertible convetsion price per value		45.00%	45.00%
Issuance of intrinsic value			CAD 27,227
Deferred Income Tax Recovery							CAD (7,215)
Accretion expenses					CAD 5,897		CAD 12,563
Accrued interest was converted common shares | shares		29,609
Debt conversion price per share | CAD / shares									CAD 1.23
USD [Member]
Convertible note principal amount | $										$ 25,000
Debt conversion price per share | $ / shares		$ 0.89